Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary Shares Class A	Ordinary Shares Class B	Additional paid-in capital	Statutory reserve	Retained earnings	Accumulated other comprehensive (loss) Income	Total
Balance at Dec. 31, 2024	$ 2,487	$ 2,452	$ 4,889,368	$ 158,027	$ 2,042,805	$ (3,924)	$ 7,091,215
Balance (in Shares) at Dec. 31, 2024	24,871,433	24,518,489
Adjustment of statutory reserve due to disposal of a subsidiary				(133,630)	133,630
Net income					3,419,915		3,419,915
Foreign currency translation adjustments						(854,774)	(854,774)
Balance at Jun. 30, 2025	$ 2,487	$ 2,452	4,889,368	24,397	5,596,350	(858,698)	9,656,356
Balance (in Shares) at Jun. 30, 2025	24,871,433	24,518,489
Balance at Dec. 31, 2025	$ 2,487	$ 2,452	4,889,368	666,574	2,354,276	(142,948)	7,772,209
Balance (in Shares) at Dec. 31, 2025	24,871,433	24,518,489
Net income					963,702		963,702
Foreign currency translation adjustments						(391,155)	(391,155)
Balance at Jun. 30, 2026	$ 2,487	$ 2,452	$ 4,889,368	$ 666,574	$ 3,317,978	$ (534,103)	$ 8,344,756
Balance (in Shares) at Jun. 30, 2026	24,871,433	24,518,489